Shareholder Report, Line Graph (Details) - USD ($)								5 Months Ended		10 Months Ended		12 Months Ended		14 Months Ended	17 Months Ended		22 Months Ended		24 Months Ended	26 Months Ended	29 Months Ended		34 Months Ended	36 Months Ended	38 Months Ended	41 Months Ended		46 Months Ended	48 Months Ended	50 Months Ended	53 Months Ended		58 Months Ended	60 Months Ended	62 Months Ended	65 Months Ended		70 Months Ended	72 Months Ended	77 Months Ended			82 Months Ended	84 Months Ended	89 Months Ended		96 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
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C000181155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at POP
Accumulated Value	[1],[2]						$ 10,000						$ 10,885.38964						$ 12,615.65732					$ 11,274.69449					$ 14,720.11963					$ 15,231.20124					$ 19,076.06889					$ 16,340.56512			$ 18,721.52725		$ 20,643.03688		$ 23,071.96136
C000181160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at POP
Accumulated Value	[3],[4]						10,000						9,776.229683						10,302.99093					10,348.0228					11,142.02941					11,905.00732					11,946.64037					10,908.36859			11,620.97419		11,612.27791		12,018.19599
C000181168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Seix High Yield Fund (Class A/HYPSX) at POP
Accumulated Value	[5],[6]						10,000						10,886.33408						11,630.58996					11,390.18493					12,829.45146					14,093.91542					14,613.58605					13,049.35258			14,704.51479		15,711.1232		16,834.29462
C000181173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at POP
Accumulated Value	[7],[8]						10,000						9,724.51101						10,079.2815					10,124.57145					10,787.01188					11,405.08665					11,400.5577					10,645.32318			11,181.42646		11,309.73423		11,728.55944
C000181187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Seix Total Return Bond Fund (Class A/CBPSX) at POP
Accumulated Value	[9],[10]						10,000						10,264.74791						10,628.30825					10,629.51624					11,556.0593					12,423.53046					12,231.95324					10,640.5607			11,228.86005		11,369.24796		12,199.30847
C000181196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at POP
Accumulated Value	[11],[12]						10,000						11,323.53683						12,595.03603					11,577.56216					15,355.78056					15,122.79199					19,467.33062					16,698.78474			18,474.1825		20,278.08205		23,773.57108
C000181209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at POP
Accumulated Value	[13],[14]						10,000						9,117.503864						11,567.31202					11,471.46112					15,366.45401					20,882.35731					25,839.55362					18,236.77473			27,168.83697		35,951.13583		42,730.14183
C000181219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus SGA International Growth Fund (Class A/SCIIX) at POP
Accumulated Value	[15],[16]						10,000						9,426.74314						12,378.18276					11,400.66953					14,639.08867					17,968.34268					19,470.9287					15,884.2355			18,592.25569		17,253.20819		18,873.69681
C000181224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at POP
Accumulated Value	[17],[18]						10,000						9,232.82144						12,369.52858					13,704.96845					18,738.2382					41,055.69047					36,890.9065					16,445.54075			27,159.85174		36,796.55427		40,454.93207
C000181226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at POP
Accumulated Value	[19],[20]						10,000						12,168.90594						13,391.75087					11,690.59763					13,703.00538					13,788.08853					17,497.93838					15,693.03519			17,936.36927		19,491.78911		19,696.10364
C000181238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Seix Core Bond Fund (Class A/STGIX) at POP
Accumulated Value	[21],[22]						10,000						9,911.713621						10,199.79309					10,171.53731					10,932.16152					11,905.92557					11,735.62777					10,110.73407			10,601.82071		10,710.09372		11,391.85606
C000181247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at POP
Accumulated Value	[23],[24]						10,000						10,787.81223						11,157.94497					11,146.18446					11,847.8609					11,855.33003					12,464.76557					12,314.91952			13,749.68044		14,880.53424		15,697.89618
FT Wilshire 5000 C000181157 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						113,372.5196						137,216.938					129,989.8445					170,246.8339					205,705.3049					260,621.5775					210,995.1969			266,061.654		329,276.0433		385,676.0291
FT Wilshire 5000 C000181158 Index [Member]
Account Value [Line Items]
Accumulated Value							2,500,000						2,834,312.989						3,430,423.45					3,249,746.113					4,256,170.849					5,142,632.623					6,515,539.438					5,274,879.922			6,651,541.351		8,231,901.082		9,641,900.727
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												FT Wilshire 5000 Index
Accumulated Value			$ 2,500,000	$ 2,500,000			10,000				$ 2,905,858.389		11,337.25196	$ 3,521,915.98				$ 3,511,081.363	13,721.6938	$ 2,851,288.687			$ 4,448,419.861	12,998.98445	$ 3,595,430.585			$ 3,601,371.894	17,024.68339	$ 4,449,679.761			$ 4,541,273.816	20,570.53049	$ 5,211,842.33			$ 5,620,248.732	26,062.15775				$ 6,582,911.99	21,099.51969			26,606.1654		32,927.60433		38,567.60291
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value							10,000						10,024.80889						10,570.99822					10,706.52402					11,513.29869					12,113.40649					12,297.19967					11,248.76796			11,968.8469		12,094.94054		12,608.39799
Bloomberg Municipal Bond C000181161 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						100,248.0889						105,709.9822					107,065.2402					115,132.9869					121,134.0649					122,971.9967					112,487.6796			119,688.469		120,949.4054		126,083.9799
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value					$ 10,000	$ 2,500,000	10,000	$ 10,170.30044	$ 2,426,457.849				10,264.74791		$ 11,056.81504	$ 2,512,398.961			10,628.30825		$ 11,886.80976	$ 2,512,684.513		10,629.51624		$ 11,703.50905	$ 2,731,707.69		11,556.0593		$ 10,180.86777	$ 2,936,767.007		12,423.53046		$ 10,743.75144	$ 2,891,480.552		12,231.95324	$ 10,878.07431		$ 2,515,295.287		10,640.5607	$ 11,672.2746	$ 2,654,361.885	11,228.86005	$ 2,687,547.827	11,369.24796	$ 2,883,763.738	12,199.30847
Bloomberg U S Aggregate Bond C000181189 Index [Member]
Account Value [Line Items]
Accumulated Value													2,578,324.874						2,651,253.644					2,646,630.929					2,836,559.435					3,157,105.703					3,123,003.875					2,705,680.283			2,835,758.007		2,871,994.273		3,073,501.218
MSCI All Country World ex USA C000181220 Index net [Member]
Account Value [Line Items]
Accumulated Value							100,000						104,495.1211						132,908.9041					114,042.0457					138,574.002					153,334.8673					165,331.8476					138,873.2545			160,559.8637		169,445.1828		224,323.3649
MSCI All Country World ex USA C000181221 Index net [Member]
Account Value [Line Items]
Accumulated Value							2,500,000						2,612,378.028						3,322,722.602					2,851,051.143					3,464,350.05					3,833,371.681					4,133,296.19					3,471,831.362			4,013,996.593		4,236,129.571		5,608,084.122
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex USA Index (net)
Accumulated Value		$ 10,000					10,000			$ 10,116.07954			10,449.51211				$ 13,392.37248		13,290.89041					11,404.20457					13,857.4002					15,333.48673					16,533.18476					13,887.32545			16,055.98637		16,944.51828		22,432.33649
Bloomberg U S Aggregate Bond C000181239 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						102,647.4791						106,283.0825					106,295.1624					115,560.593					124,235.3046					122,319.5324					106,405.607			112,288.6005		113,692.4796		121,993.0847
Bloomberg U S Aggregate Bond C000181240 Index [Member]
Account Value [Line Items]
Accumulated Value							2,500,000						2,566,186.977						2,657,077.064					2,657,379.059					2,889,014.825					3,105,882.615					3,057,988.31					2,660,140.176			2,807,215.013		2,842,311.989		3,049,827.118
Russell 1000 Value C000181157 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						117,340.4512						133,374.4775					122,348.0335					154,820.8469					159,149.1338					199,191.7037					184,176.9394			205,288.6119		234,785.0621		272,130.6629
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Value Index
Accumulated Value							10,000						11,734.04512						13,337.44775					12,234.80335					15,482.08469					15,914.91338					19,919.17037					18,417.69394			20,528.86119		23,478.50621		27,213.06629
Russell 1000 Value C000181158 Index [Member]
Account Value [Line Items]
Accumulated Value							2,500,000						2,933,511.281						3,334,361.936					3,058,700.837					3,870,521.172					3,978,728.344					4,979,792.593					4,604,423.486			5,132,215.298		5,869,626.552		6,803,266.573
ICE BofA U S High Yield BB B Constrained C000181169 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						114,717.2847						122,724.2415					120,217.1409					138,374.3356					147,065.864					153,826.1239					137,548.9631			154,853.6233		165,451.1146		179,889.5121
ICE BofA U S High Yield BB B Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. High Yield BB-B Constrained Index
Accumulated Value						2,500,000	10,000		$ 2,596,403.583				11,471.72847			2,777,625.545			12,272.42415			2,720,882.179		12,021.71409			3,131,835.119		13,837.43356			3,328,551.032		14,706.5864			3,481,556.424		15,382.61239			$ 3,113,154.409		13,754.89631		3,504,811.882	15,485.36233	3,744,665.574	16,545.11146	4,071,450.742	17,988.95121
Bloomberg Municipal 1 15 Yr Blend 1 17 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal 1-15 Yr Blend (1-17) Index
Accumulated Value							10,000						10,001.08299						10,434.23042					10,599.10505					11,281.49282					11,815.41278					11,917.3908					11,208.5371			11,797.84759		11,901.64631		12,518.15468
Bloomberg Municipal 1 15 Yr Blend 1 17 C000181174 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						100,010.8299						104,342.3042					105,991.0505					112,814.9282					118,154.1278					119,173.908					112,085.371			117,978.4759		119,016.4631		125,181.5468
Bloomberg U S Treasury Bills 3 6 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Treasury Bills 3-6 Months Index
Accumulated Value					$ 10,000		100,000	$ 10,097.0253					100,475.1386		$ 10,340.86333				101,333.9574		$ 10,430.86696			103,278.9579		$ 10,436.90088			105,773.0922		$ 10,573.31517			106,693.7081		$ 11,118.30785			106,755.4269	$ 11,710.77667				108,150.7612	$ 12,216.95064		113,725.3017		119,785.4591		124,962.9365
Bloomberg U S Treasury Bills 3 6 Months C000181193 Index [Member]
Account Value [Line Items]
Accumulated Value						$ 2,500,000										$ 2,525,714.589						$ 2,574,193.067					$ 2,636,358.521					$ 2,659,304.56					$ 2,660,842.88				$ 2,695,621.115					$ 2,834,564.65		$ 2,985,612.022		$ 3,114,658.893
Russell Midcap Value C000181199 Index [Member]
Account Value [Line Items]
Accumulated Value							2,500,000						2,999,935.73						3,400,255.155					2,982,375.289					3,789,468.916					3,977,601.62					5,104,768.443					4,490,554.741			5,061,489.129		5,723,026.719		6,355,362.38
Russell Midcap Value C000181198 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						119,997.4292						136,010.2062					119,295.0115					151,578.7567					159,104.0648					204,190.7377					179,622.1896			202,459.5652		228,921.0688		254,214.4952
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap® Value Index
Accumulated Value							10,000						11,999.74292						13,601.02062					11,929.50115					15,157.87567					15,910.40648					20,419.07377					17,962.21896			20,245.95652		22,892.10688		25,421.44952
Russell 1000 Growth C000181212 Index [Member]
Account Value [Line Items]
Accumulated Value							2,500,000						2,676,912.093						3,485,674.839					3,432,911.527					4,682,135.319					6,484,428.949					8,273,907.327					5,863,148.551			8,365,429.841		11,155,821.68		13,226,383.47
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Growth Index
Accumulated Value							10,000						10,707.64837						13,942.69935					13,731.64611					18,728.54128					25,937.7158					33,095.62931					23,452.5942			33,461.71936		44,623.28672		52,905.53389
Russell 1000 Growth C000181211 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						107,076.4837						139,426.9935					137,316.4611					187,285.4128					259,377.158					330,956.2931					234,525.942			334,617.1936		446,232.8672		529,055.3389
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000® Growth Index
Accumulated Value							10,000						10,739.39255						13,916.86313					13,621.95903					18,504.922					25,585.28832					32,198.79305					22,872.10129			32,297.58997		42,780.53014		50,545.31975
Russell 3000 Growth C000181225 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						107,393.9255						139,168.6313					136,219.5903					185,049.22					255,852.8832					321,987.9305					228,721.0129			322,975.8997		427,805.3014		505,453.1975
Russell 3000 Growth C000224214 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 2,500,000											$ 3,444,360.778						$ 2,446,668.372					$ 3,454,929.256					$ 4,576,307.56					$ 5,406,920.582
Russell 2000 Value C000181228 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						131,740.8461						142,066.5334					123,791.0981					151,512.9172					158,534.4743					203,352.7735					173,900.5343			199,370.8894		215,429.475		242,561.8283
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000® Value Index
Accumulated Value				$ 2,500,000			10,000				$ 2,645,172.639		13,174.08461					$ 2,767,757.77	14,206.65334				$ 3,550,213.425	12,379.10981				$ 3,036,024.544	15,151.29172				$ 3,480,696.112	15,853.44743				$ 3,761,053.273	20,335.27735				$ 4,234,740.665	17,390.05343			19,937.08894		21,542.9475		24,256.18283
S And P UBS Leveraged Loan C000181250 Index [Member]
Account Value [Line Items]
Accumulated Value							2,500,000						2,746,940.829						2,863,609.143					2,896,296.555					3,133,065.576					3,220,119.34					3,393,984.672					3,358,119.104			3,796,128.244		4,139,732.061		4,385,459.948
S And P UBS Leveraged Loan C000181249 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000						109,877.6332						114,544.3657					115,851.8622					125,322.623					128,804.7736					135,759.3869					134,324.7641			151,845.1298		165,589.2824		175,418.3979
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P UBS Leveraged Loan Index
Accumulated Value							$ 10,000						$ 10,987.76332						$ 11,454.43657					$ 11,585.18622					$ 12,532.2623					$ 12,880.47736					$ 13,575.93869					$ 13,432.47641			$ 15,184.51298		$ 16,558.92824		$ 17,541.83979

[1]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[7]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[9]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[14]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[15]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[17]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[18]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[19]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[20]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[21]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[22]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[23]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[24]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.